Prepayments and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous current assets [abstract]
Insurance claims receivable, net	$ 1,005	$ 419
VAT and other credits	1,230	2,881
Deferred insurance premiums	4,535	2,426
Advances to providers	4,926	1,287
Accrued interest receivable	4	193
Other	1,282	920
Total	$ 12,982	$ 8,126